Long-Term Debt - Interest and Amendment of Bank Facility Covenants (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest bearing debt
Interest Expense, Debt [Abstract]
Average interest rate	485.00%	4.93%